Financial instruments - Schedule of Groups Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	$ 1,487,099	$ 1,221,400
Liabilities	1,771,586	1,634,171
EUR
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	56,573	49,968
Liabilities	45,247	23,847
Net assets	11,326	26,121
GBP
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	334	315
Liabilities	4,610	3,669
Net assets	(4,276)	(3,354)
ISK
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	5,417	3,162
Liabilities	178,058	154,048
Net assets	(172,641)	(150,886)
CHF
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	6,043	2,522
Liabilities	10,126	2,837
Net assets	(4,083)	(315)
INR
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	0	881
Liabilities	26	536
Net assets	(26)	$ 345
SEK
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	253
Liabilities	4,801
Net assets	$ (4,548)